COMMITMENTS AND CONTINGENT LIABILITIES	6 Months Ended
Jun. 30, 2021
COMMITMENTS AND CONTINGENT LIABILITIES
COMMITMENTS AND CONTINGENT LIABILITIES

NOTE 7:     COMMITMENTS AND CONTINGENT LIABILITIES

a.	Royalty commitment to the IIA:

In November 2019, the Company and one of its Israeli subsidiaries, AudioCodes Development Ltd., entered into a royalty buyout agreement (the “Royalty Buyout Agreement”) with the Israel Innovation Authority (“IIA”) relating to certain grants they had received from the IIA. The contingent net royalty liability to the IIA at the time of the Royalty Buyout Agreement with respect to these grants was $49,008 (the “Debt”), including interest to the date of the Royalty Buyout Agreement. As part of the Royalty Buyout Agreement, the Company agreed to pay $32,178 to the IIA (to settle the Debt in full) in three annual installments starting in 2019. The annual installments are linked to the NIS and bear interest. Pursuant to the Royalty Buyout Agreement, the Company eliminated all royalty obligations related to its future revenues with respect to these grants.

As of June 30, 2021 (unaudited), and December 31, 2020, the Company’s other Israeli subsidiaries have a contingent obligation to pay royalties in the amount of approximately $11,625 and $11,684, respectively.

b.	Royalty commitments to third parties:

The Group has entered into technology licensing fee agreements with third parties. Under the agreements, the Group agreed to pay the third parties royalties, based on sales of relevant products.

c.	Inventory purchase commitments:

The Group is obligated under certain agreements with its suppliers to purchase specified items of excess inventory. As of June 30, 2021 (unaudited), non-cancelable purchase obligations were approximately $30,542.

d.	Legal proceedings:

In January 2021, a complaint for patent infringement was filed against the Company’s U.S. subsidiary. The proceedings were served and no monetary demands were made at this stage. The Company is still assessing the merits of this case and at this stage does not believe that reserve is required.